Other financial liabilities (debt) (Tables) - Sociedad Minera El Brocal S.A.A	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Financial Liabilities debt [Line Items]
Schedule of other financial liabilities

	December 31, 2024	December 31, 2023
	US$(000)	US$(000)
Current:
Lease liabilities (a)	9,447	9,909

Non-current:
Lease liabilities (a)	41,176	49,683

Total other financial liabilities	50,623	59,592
(a)	The lease liability consists of leased land, buildings and other constructions, and machinery and equipment which are used in mine operations.

Schedule of lease liabilities and the movements

	December 31, 2024	December 31, 2023
	US$(000)	US$(000)

Balance at beginning of the year	59,592	63,125
Additions	1,416	3,946
Accrued interest (see Note 18)	3,320	3,685
Payments	(10,398)	(7,423)
Interest payments	(3,320)	(3,685)
Exchange rate effect	13	(56)

Total lease liabilities	50,623	59,592

For the years ended December 31, 2024 and 2023, the following amounts are recognized in the statements of comprehensive income:

	2024	2023
	US$(000)	US$(000)

Expenses related to variable lease payments, low-value and short-term leases	19,775	17,755
Depreciation charge of right-of-use assets (see Note 7(b) and 15)	11,152	11,117
Interest expense on lease liabilities (see Note 18)	3,320	3,685

	34,247	32,557